PHOENIX-EUCLID FUNDS
                       PHOENIX-EUCLID MARKET NEUTRAL FUND

                        Supplement dated June 21, 2002 to
   Prospectus and Statement of Additional Information dated February 28, 2002


       Effective on July 1, 2002, the Phoenix-Euclid Market Neutral Fund will be managed by John R. Riddle and G. Todd Gervasini and the Fund's name will change to PHOENIX-CAPITAL WEST MARKET NEUTRAL FUND. Also, the name of the trust will change to PHOENIX PORTFOLIOS.

The following additional changes are hereby made to the Fund's prospectus:

Under the subheading "Principal Investment Strategies" on page 1
o    The third arrowed strategy is replaced with the following:
     > The fund utilizes proprietary stock selection models that are designed to predict relative attractiveness of stocks. The models collect fundamental data including, but not limited to, earnings, dividends, cash flow, revenues and book value. The models also collect information on sell-side analysts' earnings expectations. The data is then used to analyze characteristics including, but not limited to, future earnings prospects and valuations of the companies. Each stock is then given a composite score. The fund strives to profit by purchasing stocks that have relatively high scores and selling short stocks that have relatively low scores.
o    All other arrowed strategies remain unchanged.

Under the subheading "Portfolio Management" on page 7, the disclosure is replaced in its entirety with the following:

     John R. Riddle and G. Todd Gervasini serve as Co-Portfolio Managers of the Phoenix-Capital West Market Neutral Fund and as such are primarily responsible for the day-to-day operation of the fund. Mr. Riddle is Senior Vice President of the Adviser and has served as Chief Investment Officer of Capital West Asset Management, LLC since its inception in 1999. Previously, Mr. Riddle served as Chief Investment Officer of Bidwell & Riddle Investment Advisory from 1990 to 1999; he has over 22 years of investment management experience. At Capital West, Mr. Riddle is responsible for portfolio management, investment research and quantitative analysis. Mr. Gervasini is Senior Vice President of the Adviser and has served as Chief Operating Officer of Capital West since its inception. Previously, Mr. Gervasini was Vice President of Bidwell & Riddle Investment Advisory from 1996 to 1999. At Capital West, Mr. Gervasini serves as a member of the Investment Committee and is the firm's managing partner. He has been instrumental in developing the strategic direction of the firm and has been the driving force behind the development of its benchmark-targeted portfolios.

     Mr. Riddle received a BBA from the University of Hawaii and an MBA from the University of Connecticut. He is a published author on the subject of quantitative investment strategies and the efficiency of capital markets. He earned the right to use the Chartered Financial Analyst designation in 1992. Mr. Gervasini received a BA from Boston College.

The following additional changes are hereby made to the Fund's SAI:

Under the subheading "Interested Trustee" on page 20, the disclosure regarding Mr. McLoughlin is replaced with the following:

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                                                    NUMBER OF
                                                  PORTFOLIOS IN
    NAME, (AGE), ADDRESS                          FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
     AND POSITION(S) WITH          LENGTH OF       OVERSEEN BY                      DURING PAST 5 YEARS AND
            TRUST                 TIME SERVED        TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
            -----                 -----------        -------                  -----------------------------------

------------------------------ ----------------- ----------------- -----------------------------------------------------------
  *Philip R. McLoughlin (55)     Chairman and          44            Chairman (1997-present), Director (1995-present), Vice
  56 Prospect Street             Chief                               Chairman (1995-1997) and Chief Executive Officer
  Hartford, CT 06115-0480        Executive                           (1995-present), Phoenix Investment Partners, Ltd.
                                 Officer since                       Director, Executive Vice President and Chief Investment
  Chairman, President and        2000;                               Officer, The Phoenix Companies, Inc. (2001-present).
  Chief Executive Officer        President since                     Director (1994-present) and Executive Vice President,
                                 2002.                               Investments (1988-present), Phoenix Life Insurance
                                                                     Company. Director (1983-present) and Chairman
                                                                     (1995-present), Phoenix Investment Counsel, Inc. Director
                                                                     (1984-present) and President (1990-2000), Phoenix Equity
                                                                     Planning Corporation. Chairman and Chief Executive
                                                                     Officer, Phoenix/Zweig Advisers LLC (1999-present).
                                                                     Director, PXRE Corporation (Delaware) (1985-present),
                                                                     World Trust Fund (1991-present).  Director and President,
                                                                     Phoenix Investment Management Company (2001-present).
                                                                     Director and Executive Vice President, Phoenix Life and
                                                                     Annuity Company (1996-present). Director and Executive
                                                                     Vice President, PHL Variable Insurance Company
                                                                     (1995-present). Director, Phoenix National Trust Company
                                                                     (1996-present). Director and Vice President, PM Holdings,
                                                                     Inc. (1985-present). Director, PHL Associates, Inc.
                                                                     (1995-present). Director (1992-present) and President
                                                                     (1992-1994), WS Griffith Securities, Inc.
------------------------------ ----------------- ----------------- -----------------------------------------------------------

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1349/Name&PM (6/02)